UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 20, 2022
Ordinary shares, par value per share			$ 0.000005
Ordinary shares, shares authorized		10,000,000,000
Class A Ordinary Shares
Ordinary shares, par value per share	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	288,434,474	288,434,474
Ordinary shares, shares outstanding	288,434,474	288,434,474
Class B Ordinary Shares
Ordinary shares, par value per share	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	48,960,916	48,960,916
Ordinary shares, shares outstanding	48,960,916	48,960,916